Investment Strategy	Sep. 23, 2025
Tema Small & Mid-Cap Durable Quality ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Tema Small & Mid-Cap Durable Quality ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks, and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of Small- and Mid-capitalization publicly listed companies that the Adviser believes are of high and durable quality. The Adviser believes a durable quality business is one that poses a tangible, durable and dominant moat and therefore benefits from quality financial metrics. A moat is a source of competitive advantage that arises from either scale, regulation, network effects, switching costs and non-replicable physical assets. The Adviser looks for moats that are tangible (i.e., not intangible, such as brand), durable (that the Adviser assesses as likely to persist for a long time), and dominant (where the firm commands a high and growing market share due to value created for customers). These firms are more likely to have financial metrics associated with quality – high recurring revenue, earnings visibility, inflation-linked revenues – that culminate in persistently higher returns on invested capital.

A small-capitalization company is defined by the Adviser as a publicly listed company with a market capitalization between and including $100 million to $2 billion, and a mid-capitalization company is defined as a publicly listed company with a market capitalization of greater than $2 billion but no more than $10 billion.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million but no more than $10 billion. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States and Canada. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets. The Adviser considers an “emerging market” to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2025, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Tema Small & Mid-Cap Durable Quality ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks, and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of Small- and Mid-capitalization publicly listed companies that the Adviser believes are of high and durable quality.
Tema S&P 500 Growth Historical Weight ETF Strategy
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of stocks that make up a version of the S&P 500 Growth that reflects the historical weight distribution of the S&P 500 Growth. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that are included in the S&P 500 Growth. Unlike the S&P 500 Growth, which weights component securities by capped market capitalization, the Fund uses a “weight-adjusted” methodology. This methodology assigns a “position rank” to each stock in the S&P 500 Growth and then sizes each position rank to align with the position rank’s historical weight. In this context, “historical weight” is defined as the average weight of each S&P 500 Growth position on a monthly basis since December 29, 1989. The Fund will then reflect the historical average weight of position 1 to the last position of the S&P 500 Growth, applied to the current constituents. The Adviser is responsible for applying this investment strategy using both historical and current data on the S&P 500 Growth.

The Fund will adjust the weights in line with the rebalancing of the S&P 500 Growth, expected to be quarterly. When the S&P 500 Growth rebalances after the market close on the third Friday of the quarter ending month, the Fund will adjust its portfolio to take account of stocks that were added and deleted from the S&P 500 Growth.

The S&P 500 Growth measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500® (the “Parent Index”) and consists of those stocks in the Parent Index exhibiting the strongest growth characteristics, as determined by S&P Dow Jones Indices LLC (the “Index Provider”), a subsidiary of S&P Global, Inc. The growth characteristics used by the Index Provider include three-year change in earnings per share over price per share, three-year sales-per share growth rate and momentum (12-month percentage share price change). To the extent that earnings, sales and price data is not available for the above-listed time periods, the Index Provider will use shorter time periods in accordance with the Index Provider’s methodology. The S&P 500 Growth uses a capping methodology at each quarterly rebalance, that limits the weight of any single company to a maximum of 23% of the S&P 500 Growth weight, and the sum of all companies with a weight above 4.8% to an aggregate of 50% of the S&P 500 Growth weight. Additionally, if, on the third to last business day of March, June, September, or December a company has an index weight greater than 24% or the sum of the companies with weights greater than 4.8% exceeds 50%, a secondary reweighting is triggered with the rebalancing effective date after the close of the last business day of the month. The Fund aims to invest in all the constituents of the S&P 500 Growth, which will fluctuate over time.

The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the S&P 500 Growth concentrates in an industry or group of industries. As of June 30, 2025, a significant portion of the S&P 500 Growth is represented by securities of companies in the information technology industry. The components of the S&P 500 Growth are likely to change over time. The Fund may temporarily invest outside of the historical weight distribution of the S&P 500 Growth in order to achieve the Fund’s investment objective.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

The Fund is considered to be diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s benchmark index is the Tema U.S. 500 Growth Historical Weight Index.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that are included in the S&P 500 Growth.
Tema International Defense Innovation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Tema International Defense Innovation ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies within the Aerospace and Defense sector, as defined by Global Industry Classification Sector. The Fund will invest in companies that generate 50% of revenue from the development, manufacture, operation, support and distribution of the following sub-sectors that support civilian and military defense, and where the Adviser believes the company spends a significant portion of its research budget in innovation:

1.	Defense Equipment

Companies that develop robotics, drones, advanced weapon systems and military/naval munitions, defense-specific power and fuel systems, sensor arrays, processors and networking equipment, space launch systems (including satellites), radar systems, and/or military aircraft including remotely piloted vehicles, helicopters, naval ships, armored vehicles and drones, for local and/or national defense applications, as well as companies that provide engineering, technical training and/or simulation for the above systems.

2.	Defense Technology

Companies that develop artificial intelligence (AI), internet of things (IoT), augmented/virtual reality (AR/VR), human-machine collaboration, big data, specialized 3D light detecting and ranging (LiDAR), analytics, geospatial intelligence, and/or security scanning solutions (e.g., biometrics, credential authentication, etc.) for local and/or national defense applications, as well as companies that provide applications and services for mission support via a combination of command, control, communications, intelligence and reconnaissance, battlefield awareness, computers, combat systems (C6), and companies involved in intelligence, surveillance, and reconnaissance (ISR).

3.	Cyber Defense

Companies that develop and manage security protocols preventing intrusion and attacks to systems, networks, applications, computers, and/or infrastructure for local and/or national defense applications.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund invests in companies generally with a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. In most cases, the Fund will limits its investments to companies that have at least a three-month average daily traded value of at least $500,000.

Over 80% of the Fund’s assets are expected to be invested in companies located outside of the United States and Canada. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets. The Adviser considers an “emerging market” to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2025, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand. The Fund invests in companies domiciled in a number of countries including: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, South Africa, South Korea, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, the United Kingdom, and the United States.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Tema International Defense Innovation ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies within the Aerospace and Defense sector, as defined by Global Industry Classification Sector.
Tema Emerging Markets Durable Quality ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Tema Emerging Markets Durable Quality ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in common and preferred stocks, and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies in emerging markets that the Adviser believes are of high and durable quality. The Adviser believes a durable quality business is one that poses a tangible, durable and dominant moat and therefore benefits from quality financial metrics. A moat is a source of competitive advantage that arises from either scale, regulation, network effects, switching costs and non-replicable physical assets. The Adviser looks for moats that are tangible (i.e., not intangible, such as brand), durable (that the Adviser assesses as likely to persist for a long time), and dominant (where the firm commands a high and growing market share due to value created for customers). These firms are more likely to have financial metrics associated with quality – high recurring revenue, earnings visibility, inflation-linked revenues – that culminate in persistently higher returns on invested capital.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund generally invests in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally limits its investments to companies that have a three-month average daily traded value of at least $500,000.

Over 80% of the Fund’s assets are expected to be invested in securities of companies located in emerging markets. The Adviser considers an “emerging market” to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2025, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Tema Emerging Markets Durable Quality ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in common and preferred stocks, and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies in emerging markets that the Adviser believes are of high and durable quality.
Tema S&P Total U.S. Market Historical Weight ETF Strategy
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of stocks that make up a version of the S&P Total Market that reflects the historical weight distribution of the S&P Total Market. The index measures the performance of the broad U.S. market and includes all eligible U.S. common equities. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that are included in the S&P Total Market. In addition, under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in U.S. securities. Unlike the S&P Total Market, which weights component securities by float-adjusted market capitalization, the Fund uses a “weight-adjusted” methodology. This methodology assigns a “position rank” to each stock in the S&P Total Market and then sizes each position rank to align with the position rank’s historical weight. In this context, “historical weight” is defined as the average weight of each S&P Total Market position on a monthly basis since December 31, 2004. The Fund will then reflect the historical average weight of position 1 to the last position of the S&P Total Market, applied to the current constituents. The Adviser is responsible for applying this investment strategy using both historical and current data on the S&P Total Market.

The S&P Total Market is also annually reconstituted, after the market close of the third Friday in September. When the S&P Total Market rebalances after the market close on the third Friday of the quarter ending month (including the third Friday in September when the index is reconstituted), the Fund will adjust its portfolio to take account of stocks that were added and deleted from the S&P Total Market.

The S&P Total Market is a float market capitalization weighted index which is comprised of the common equities included in the S&P 500® and the S&P Completion IndexTM. The S&P Total Market consists of all U.S. common equities listed on the New York Stock Exchange (including NYSE Arca, Inc. and NYSE American), the Nasdaq Global Select Market, the Nasdaq Global Market, the Nasdaq Capital Market, Cboe BZX, Cboe BYX, Cboe EDGA and Cboe EDGX, Inc. The Fund aims to invest in all the constituents of the S&P Total Market, which will fluctuate over time. As of July 31, 2025, the total number of constituents of the “S&P Total Market Index was 3888.

The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the S&P Total Market concentrates in an industry or group of industries. As of June 30, 2025, a significant portion of the S&P Total Market is represented by securities of companies in the information technology industry or sector. The components of the S&P Total Market are likely to change over time. The S&P U.S. Total Market Index is designed to track the broad equity market. Including large-, mid-, small- and micro-cap stocks.

The Fund may temporarily invest outside of the historical weight distribution of the S&P Total Market in order to achieve the Fund’s investment objective. Under normal circumstances, the Fund may not purchase securities that are not included within the S&P Total Market.

The Fund, which is actively managed, will actively trade the securities that make up its investment portfolio. Such trading outside of the quarterly rebalancing is expected to be executed only to actively align the Fund’s portfolio with the S&P Total Market including following any corporate actions (e.g., stock splits or spin-offs) of its constituents.

The Fund is considered to be diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s benchmark index is the Tema U.S. Total Market Historical Weight Index.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that are included in the S&P Total Market.